Huntington
            VA Income Equity Fund


Q. How Did The Fund Perform?

During the first half of this year 2001, the Huntington VA Income Equity Fund produced a total return of 5.59% (as of 6/30/01). Since its inception on October 20, 1999, its annualized total return has been 6.33%.


Q. Why Did The Fund Perform This Way?

The Fund's primary focus is on the stocks of companies that pay high and rising cash dividends. This focus was greatly out-of-favor in 1999's technology-led stock market, but has been much more in favor during the past 15 months, as investors fled the plunging tech sector in favor of more conservative, dividend-paying equities. Not surprisingly, then, the Fund's performance relative to the S&P 500 was very disappointing for its few months of experience in 1999, but much more acceptable since, especially when compared to the S&P 500's negative return. In 1999's Annual Report we noted, somewhat unhappily, that "CERTAINLY, NO SMALL MEASURE FOR THE WEAKNESS IN SUCH STOCKS (AS OURS) IS DUE TO INVESTORS FLEEING WHAT THEY PERCEIVE TO BE NO-GROWTH, OLD-LINE COMPANIES IN FAVOR OF THOSE FAST-GROWING 'NEW ECONOMY' COMPANIES ENGAGED IN ALL FACETS OF THE TECHNOLOGY REVOLUTION." More recently, we must note that investors once again were "fleeing", but now they are fleeing from technology, not to it! Whatever the next "hot" sector may be, this Fund's focus has been and will remain squarely on dividends.


Q. What Is Your Outlook For 2001?

While the public may well return to the excitement that is technology investing, our Huntington VA Income Equity Fund "REMAINS COMMITTED TO PROVIDING ITS SHAREHOLDERS WITH A HIGH DIVIDEND YIELD, STEADY DIVIDEND GROWTH, LOW COSTS, AND COMPETITIVE RISK-ADJUSTED RETURNS. WE ARE CONFIDENT THE MARKET WILL POSITIVELY REWARD THIS FOCUS OVER TIME."



Portfolio Manager

[PHOTO OF JAMES BUSKIRK, CFA]

JAMES BUSKIRK, CFA
Chief Investment Officer and
  Senior Vice President
Huntington VA Funds



[CHART]
Performance Overview

10/20/1999 - 6/30/2001
GROWTH OF A $10,000 INVESTMENT.

                             10/31/99     12/99      12/00       6/01

Huntington Income Equity     $10,000     $9,918     $10,498     $11,085

S&P 500                      $10,000     $10,804     $9,820      $9,162

Lipper Equity Income Funds   $10,000     $10,052    $10,733     $10,513
  Classification




Total Return

                                    ANNUALIZED TOTAL RETURN
                 SIX MONTH              AS OF 6/30/01
               TOTAL RETURN            SINCE INCEPTION
              (AS OF 6/30/01)             (10/20/99)
Income Equity      5.59%                    6.33%



THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE HUNTINGTON VA INCOME EQUITY FUND. (THE SINCE INCEPTION RETURN INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.



______________________________________137 _____________________________________

 HUNTINGTON VA INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                  MARKET
                                                  VALUE
SHARES                                            (000)
------                                            ------
COMMON STOCK -- 87.8%
        AEROSPACE/DEFENSE EQUIPMENT -- 1.5%
1,700   Goodrich................................  $   65
                                                  ------
        AUTO/TRUCK PARTS & EQUIPMENT -- 6.9%
3,500   Dana....................................      82
2,500   Federal Signal..........................      59
3,017   Ford Motor..............................      74
3,000   Genuine Parts...........................      95
                                                  ------
                                                     310
                                                  ------
        BANKS -- 16.3%
1,000   BB&T....................................      37
1,000   Bank of America.........................      60
1,000   Bank of New York........................      48
1,200   Citigroup...............................      63
2,900   First Union.............................     101
1,800   FleetBoston Financial...................      71
1,625   JP Morgan Chase.........................      72
3,950   National City...........................     122
1,760   Washington Federal......................      43
3,000   Washington Mutual.......................     113
                                                  ------
                                                     730
                                                  ------
        CHEMICALS -- 3.9%
  950   E.I. duPont de Nemours..................      46
6,900   PolyOne.................................      72
1,100   PPG Industries..........................      58
                                                  ------
                                                     176
                                                  ------
        DIVERSIFIED OPERATIONS -- 3.6%
1,500   Cooper Industries.......................      59
4,600   National Service Industries.............     104
                                                  ------
                                                     163
                                                  ------
        DRUGS & HEALTH CARE -- 5.6%
1,700   Abbott Laboratories.....................      82
1,900   American Home Products..................     111
1,050   Bristol-Myers Squibb....................      55
                                                  ------
                                                     248
                                                  ------
        ELECTRICAL UTILITIES -- 6.9%
1,000   Emerson Electric........................      61
3,200   NiSource................................      87
1,500   Teco Energy.............................      46
2,390   TXU.....................................     115
                                                  ------
                                                     309
                                                  ------
        FOOD & BEVERAGE -- 3.3%
5,400   Conagra.................................     107
1,000   Heinz (H.J.)............................      41
                                                  ------
                                                     148
                                                  ------
        GAS & NATURAL GAS -- 2.6%
1,200   Peoples Energy..........................      48
1,700   Nicor...................................      66
                                                  ------
                                                     114
                                                  ------

                                                  MARKET
                                                  VALUE
SHARES                                            (000)
------                                            ------
        HOUSEHOLD PRODUCTS -- 4.6%
1,550   Clorox..................................  $   52
1,350   General Electric........................      66
3,500   Newell Rubbermaid.......................      88
                                                  ------
                                                     206
                                                  ------
        MACHINERY -- 3.0%
1,550   Caterpillar.............................      76
1,500   Dover...................................      56
                                                  ------
                                                     132
                                                  ------
        MISCELLANEOUS BUSINESS SERVICES -- 1.9%
3,000   Deluxe..................................      87
                                                  ------
        PETROLEUM REFINING -- 10.0%
  600   Chevron.................................      54
1,200   Conoco..................................      35
  800   Exxon Mobil.............................      70
1,200   Kerr-McGee..............................      80
2,500   Occidental Petroleum....................      66
1,000   Royal Dutch Petroleum, ADR..............      58
1,250   Texaco..................................      83
                                                  ------
                                                     446
                                                  ------
        PHOTOGRAPHIC EQUIPMENT & SUPPLIES --
        0.6%
3,050   Xerox...................................      29
                                                  ------
        PRINTING & PUBLISHING -- 3.0%
  700   McGraw-Hill.............................      46
3,000   RR Donnelley & Sons.....................      89
                                                  ------
                                                     135
                                                  ------
        RETAIL -- 2.3%
1,400   May Department Stores...................      48
3,000   SuperValu...............................      53
                                                  ------
                                                     101
                                                  ------
        REAL ESTATE INVESTMENT TRUST -- 3.9%
1,350   Mack-Cali Realty........................      39
5,800   Nationwide Health Properties............     117
  600   Simon Property Group....................      18
                                                  ------
                                                     174
                                                  ------
        STEEL & STEEL WORKS -- 2.6%
8,550   Worthington Industries..................     116
                                                  ------
        TELEPHONE & TELECOMMUNICATION -- 5.3%
1,300   Alltel..................................      80
1,450   SBC Communications......................      58
1,871   Verizon Communications..................     100
                                                  ------
                                                     238
                                                  ------
        Total Common Stock (Cost $3,662)........   3,927
                                                  ------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

______________________________________ 138 _____________________________________

                                                  MARKET
  PAR                                             VALUE
 (000)                                            (000)
------                                           -------
CORPORATE BONDS -- 4.8%
$  50   Bank One                                  $   55
        8.000% due 04/29/2027...................
   50   Deere                                         54
        8.100% due 05/15/2030...................
   50   New Jersey Bell                               52
        7.850% due 11/15/2029...................
   50   Province of Quebec                            53
        7.500% due 09/15/2029...................
                                                  ------
        Total corporate bonds (Cost $199).......     214
                                                  ======
U.S. GOVERNMENT AGENCY OBLIGATIONS+ -- 7.8%
  200   FHLB                                         200
        3.740% due 07/05/2001...................
  150   FHLB                                         150
        3.625% due 07/13/2001...................
                                                  ------
        Total U.S. government agency obligations     350
        (Cost $350).............................
                                                  ======

             DIVERSIFICATION OF NET ASSETS


Total Common Stock (Cost $3,662)........   87.8% $3,927
Total Corporate Bonds (Cost $199).......    4.8     214
Total U.S. Government Agency Obligations
 (Cost $350)............................    7.8     350
                                          -----   -----
Total investments in securities (total
 cost $4,211)...........................  100.4   4,491
Cash, receivable and other assets net of
 liabilities............................   (0.4)    (17)
                                          -----   -----
Net assets..............................    100% $4,474
                                          =====   =====

  +  Effective yield.
ADR - American Depository Receipt.
FHLB - Federal Home Loan Bank.

______________________________________ 139 _____________________________________

 HUNTINGTON VA GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
                                                  VALUE
SHARES                                            (000)
------                                            ------
COMMON STOCK -- 87.5%
        BANKS -- 5.8%
   30   BB&T....................................   $  1
   90   Citigroup...............................      5
   45   JP Morgan Chase.........................      2
   12   State Street............................      1
   72   Washington Mutual.......................      3
                                                   ----
                                                     12
                                                   ----
        CHEMICALS -- 1.0%
   12   Echolab.................................      1
   10   E.I. duPont de Nemours..................      1
                                                   ----
                                                      2
                                                   ----
        COMPUTERS -- 7.7%
  111   Analog Devices*.........................      5
   37   EMC-Mass*...............................      1
   38   Microsoft*..............................      3
  261   Oracle*.................................      5
  122   Solectron*..............................      2
                                                   ----
                                                     16
                                                   ----
        DIVERSIFIED OPERATIONS -- 1.0%
   34   Illinois Tool Works.....................      2
                                                   ----
        DRUGS & HEALTH CARE -- 13.9%
  123   Abbott Laboratories.....................      6
   28   American Home Products..................      2
   36   Cardinal Health.........................      2
   74   Johnson & Johnson.......................      4
   74   Merck...................................      5
  111   Pfizer..................................      4
   27   Pharmacia...............................      1
  148   Schering-Plough.........................      5
                                                   ----
                                                     29
                                                   ----
        ENTERTAINMENT -- 0.5%
   38   Carnival................................      1
                                                   ----
        FINANCIAL SERVICES -- 2.4%
  111   American Express........................      4
   18   Fannie Mae..............................      1
                                                   ----
                                                      5
                                                   ----
        FOOD & BEVERAGE -- 5.3%
  310   Sysco...................................      8
   74   Wringley (W.M.) Jr......................      3
                                                   ----
                                                     11
                                                   ----
        HOUSEHOLD PRODUCTS -- 6.7%
   56   Colgate Palmolive.......................      3
  197   General Electric........................     10
   14   Procter & Gamble........................      1
                                                   ----
                                                     14
                                                   ----
        INSURANCE -- 2.9%
   70   American International Group............      6
                                                   ----
        INVESTMENT BANKER/BROKER DEALER -- 1.4%
   24   Merrill Lynch...........................      1
   25   Morgan Stanley Dean Witter..............      2
                                                   ----
                                                      3
                                                   ----

                                                  MARKET
                                                  VALUE
SHARES                                            (000)
------                                            ------
        INVESTMENT MANAGEMENT/ADVISOR -- 1.0%
   30   Franklin Resources......................   $  1
   27   T. Rowe Price Group.....................      1
                                                   ----
                                                      2
                                                   ----
        MEDICAL INSTRUMENTS -- 1.0%
   54   Medtronic...............................      2
                                                   ----
        MISCELLANEOUS BUSINESS SERVICES -- 11.5%
  223   Automatic Data Processing...............     11
   93   Avery Dennison..........................      5
   42   Cintas..................................      2
  222   IMS Health..............................      6
                                                   ----
                                                     24
                                                   ----
        MULTI-MEDIA -- 1.9%
   14   AT&T - Liberty Media*...................      1
   48   Media General...........................      2
   15   Viacom*.................................      1
                                                   ----
                                                      4
                                                   ----
        PETROLEUM REFINING -- 8.1%
  230   Anadarko Petroleum......................     12
   88   Schlumberger............................      5
                                                   ----
                                                     17
                                                   ----
        RETAIL -- 13.0%
  189   Home Depot..............................      9
  110   Kohls...................................      7
  330   Walgreen................................     11
                                                   ----
                                                     27
                                                   ----
        TELEPHONE & TELECOMMUNICATION -- 2.4%
   22   Corning.................................      1
   67   Nortel Networks.........................      1
   38   SBC Communications......................      2
   61   Vodafone Group..........................      1
                                                   ----
                                                      5
                                                   ----
        Total Common Stock (Cost $192)..........    182
                                                   ====
INVESTMENT COMPANIES -- 2.4%
  115   NASDAQ 100 - Index Tracking Stock*......      5
                                                   ----
        Total Investment Companies (Cost $5)....      5
                                                   ====

DIVERSIFICATION OF NET ASSETS


Total Common Stock (Cost $192)..........   87.5%   $182
Total Investment Companies (Cost $5)....    2.4      5
                                          -----    ---
Total investments in securities (total
 cost $197).............................   89.9    187
Cash, receivable and other assets net of
 liabilities............................   10.1     21
                                          -----    ---
Net assets..............................    100%  $208
                                          =====    ===

  *  Non-income producing securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

______________________________________ 140 _____________________________________

 HUNTINGTON VA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED) (ALL NUMBERS IN THOUSANDS EXCEPT FOR VALUE & SHARES)
--------------------------------------------------------------------------------

                                          HUNTINGTON VA  HUNTINGTON VA
                                          INCOME EQUITY     GROWTH
                                              FUND           FUND
                                          -------------  -------------
ASSETS:
  Investment in securities, at value
   (total cost $4,211 & 197,
   respectively) -- see accompanying
   portfolio............................     $4,491          $ 187
  Receivable from Fund shares sold......          6            --
  Receivable for dividends and
   interest.............................         10            --
  Cash and other assets.................         81             28
                                             ------          -----
    Total assets........................      4,588            215
                                             ------          -----
LIABILITIES:
  Payable for investments purchased.....         78            --
  Accrued expenses payable..............         36              7
                                             ------          -----
    Total liabilities...................        114              7
                                             ------          -----
    Net assets..........................     $4,474          $ 208
                                             ======          =====
SUMMARY OF SHAREHOLDERS' EQUITY:
  Capital stock, par value $0.01 per
   share; unlimited shares authorized;
   426,441 & 21,832 shares outstanding,
   respectively.........................     $4,223          $ 218
  Undistributed net investment income...          7            --
  Accumulated net realized loss on
   investments..........................        (36)           --
  Unrealized appreciation (depreciation)
   of investments.......................        280            (10)
                                             ------          -----
  Net assets............................     $4,474          $ 208
                                             ======          =====
Net asset value, offering and redemption
 price per share........................     $10.49          $9.54
                                             ======          =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 141 _____________________________________

 HUNTINGTON VA FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED) (ALL NUMBERS IN THOUSANDS)
--------------------------------------------------------------------------------

                                          HUNTINGTON VA  HUNTINGTON VA
                                          INCOME EQUITY     GROWTH
                                              FUND           FUND*
                                          -------------  -------------
INVESTMENT INCOME:
  Dividends.............................      $ 58          $ --
  Interest..............................        15            --
                                              ----           ----
    Total investment income.............        73            --
                                              ----           ----
EXPENSES:
  Investment advisory fees..............        11            --
  Administrative fees...................         3            --
  Transfer agent fees...................         9              3
  Professional fees.....................         9              1
  Director fees.........................         4              1
  Printing fees.........................         3              1
  Other expenses........................         1            --
                                              ----           ----
  Total expense.........................        40              6
                                              ----           ----
  Less: investment advisory fees
   waived...............................       (11)           --
  Reimbursement from Adviser............        (9)            (6)
                                              ----           ----
    Net expenses........................        20            --
                                              ----           ----
  Net investment income.................        53            --
                                              ----           ----
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
  Net realized gain on investments
   sold.................................        32            --
  Net change in unrealized appreciation
   (depreciation) on investments........       132            (10)
                                              ----           ----
  Net realized and unrealized
   gain/(loss) on investments...........       164            (10)
                                              ----           ----
  Net increase (decrease) in net assets
   resulting from operations............      $217           $(10)
                                              ====           ====

  *  Fund commenced operations on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 142 _____________________________________

 HUNTINGTON VA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2000 (ALL NUMBERS IN THOUSANDS)
--------------------------------------------------------------------------------

                                     HUNTINGTON VA   HUNTINGTON VA
                                     INCOME EQUITY      GROWTH
                                          FUND           FUND
                                     --------------  -------------
                                      2001    2000       2001*
                                     ------  ------  -------------
OPERATIONS:
  Net investment income............  $   53  $  103     $ --
  Net realized gain (loss) on
   investments sold................      32     (68)      --
  Net unrealized appreciation
   (depreciation) of investments...     132     163       (10)
                                     ------  ------      ----
  Net increase (decrease) in net
   assets from operations..........     217     198       (10)
                                     ------  ------      ----
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.......     (52)    (97)      --
                                     ------  ------      ----
  Total distributions..............     (52)    (97)      --
                                     ------  ------      ----
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued......     988   1,160       218
  Reinvestment of distributions....      52      97       --
  Cost of shares redeemed..........    (247)    (63)      --
                                     ------  ------      ----
    Net increase from capital share
     transactions..................     793   1,194       218
                                     ------  ------      ----
  Net increase in net assets.......     958   1,295       208
                                     ------  ------      ----
NET ASSETS:
  Beginning of period..............   3,516   2,221       --
                                     ------  ------      ----
  End of period....................  $4,474  $3,516      $208
                                     ======  ======      ====
SHARES ISSUED AND REDEEMED:
  Shares issued....................      96     120        22
  Reinvestment of distributions....       5      10       --
  Shares redeemed..................     (24)     (7)      --
                                     ------  ------      ----
  Total share transactions.........      77     123        22
                                     ======  ======      ====

  *  Fund commenced operations on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 143 _____________________________________

 HUNTINGTON VA FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      HUNTINGTON VA                         HUNTINGTON VA
                                                      INCOME EQUITY                            GROWTH
                                                          FUND                                  FUND
                                ---------------------------------------------------------  ---------------
                                FOR THE SIX MONTHS    FOR THE YEAR       FOR THE PERIOD    FOR THE PERIOD
                                      ENDED               ENDED              ENDED              ENDED
                                  JUNE 30, 2001     DECEMBER 31, 2000  DECEMBER 31, 1999*  JUNE 30, 2001**
                                ------------------  -----------------  ------------------  ---------------
SELECTED PER-SHARE DATA
  Net Asset Value at Beginning
   of Period..................        $10.07             $ 9.84              $10.00            $10.00
                                      ------             ------              ------            ------
  Net Investment Income
   (Loss).....................          0.14               0.33                0.06             (0.01)
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................          0.42               0.23               (0.13)            (0.45)
                                      ------             ------              ------            ------
  Total from Investment
   Operations.................          0.56               0.56               (0.07)            (0.46)
                                      ------             ------              ------            ------
  Dividends from Net
   Investment Income..........         (0.14)             (0.33)              (0.05)             --
  Return of Capital...........           --                 --                (0.04)             --
                                      ------             ------              ------            ------
  Total Distributions.........         (0.14)             (0.33)              (0.09)             --
                                      ------             ------              ------            ------
  Net Increase (Decrease) in
   Net Assets Value...........          0.42               0.23               (0.16)            (0.46)
                                      ------             ------              ------            ------
  Net Asset Value at End of
   Period.....................        $10.49             $10.07              $ 9.84            $ 9.54
                                      ------             ------              ------            ------
  Total Returns(1)............          5.59%(1)           5.85%              (0.72)%(1)        (4.60)%(1)
RATIOS AND SUPPLEMENTAL DATA
  Net Assets at End of Period
   (in thousands).............        $4,474             $3,516              $2,221            $  208
  Ratios of Expenses to
   Average Net Assets After
   waivers....................          1.06%(2)           0.77%               0.77%(2)          1.40%(2)
  Ratios of Expenses to
   Average Net Assets Before
   waivers....................          2.12%(2)           2.24%              10.85%(2)         18.64%(2)
  Ratios of Net Investment
   Income to Average Net
   Assets.....................          2.76%(2)           3.66%               4.30%(2)         (0.38)%(2)
  Portfolio Turnover Rate.....             8%                 6%                  0%                0%
------------------------

  *  Fund commenced operations on October 20, 1999.
 **  Fund commenced operations on May 1, 2001.
(1)  Not Annualized.
(2)  Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 144 _____________________________________

 HUNTINGTON VA FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 (1) ORGANIZATION

     Huntington VA Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Huntington VA Funds are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of participating Insurance Companies. Currently, Hartford Life Insurance Company is the only participant. As of June 30, 2001, the Trust consisted of two diversified portfolios (individually referred to as a "Fund", or collectively as the "Funds") as follows:

         Huntington VA Income Equity Fund
         Huntington VA Growth Fund

     The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held. Currently, there is only one class of shares.

 (2) SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statements as well as possible contingent liabilities. The actual results could differ from those estimates.

          INVESTMENT VALUATIONS--Each Fund values its securities in calculating net asset values as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a pricing service using methodology approved and authorized by the Board of Trustees (an "Authorized Pricing Service"). Debt securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price, or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For the other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

          Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

          For securities, which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's recordkeeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record-keeper may seek a good faith value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee, which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

          REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian banks' vault, all securities held as collateral under repurchase agreement transactions. Additionally, it is the policy of the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

          The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

          INVESTMENT INCOME, EXPENSE AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized, as required by the Internal Revenue

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
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--------------------------------------------------------------------------------
          Code, as amended (the "Code") which does not differ materially from GAAP.

          FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

          At December 31, 2000, the VA Income Equity Fund had $67,788 in capital loss carryforwards, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise by necessary to relieve any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire in 2008.

          OTHER--Investment transactions are accounted for on the trade date.

          Gains or losses realized from the sale of securities are determined by comparing the identified cost of the security sold with the net sales proceeds.

          ACCOUNTING STANDARDS ADOPTED--The Fund's implemented the provisions of the Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the funds upon adoption of the provisions of the guide.

 (3) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Huntington Asset Advisors, Inc., the Trust's Investment Adviser as of May 12, 2001, and prior to that date, Huntington National Bank ("the Adviser"), receives for its service an annual investment advisory fee for each of the Funds at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed through April 30, 2001 to waive all or a portion of its fees and to reimburse expenses in order to limit the total operating expenses for the VA Income Equity Fund (as a percentage of daily net assets on an annualized basis) to not more than 0.77%. The Adviser has also contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit the total operating expenses for the VA Growth Fund to not more than 1.40%.

     ADMINISTRATION AND FUND ACCOUNTING FEES--Huntington National Bank ("Huntington") serves as administrator to the Trust and is entitled to receive an annual fee of 0.11% for administrative services and 0.03% for accounting services of each Fund's average net assets, paid monthly, for services performed under the Trust's Administration Agreement. Huntington pays monthly to SEI Investments Mutual Funds Services ("SIMFS"), under a Sub-Administration Agreement, an annual fee of 0.08% of each Fund's average net assets for services performed.

     DISTRIBUTION AGREEMENT--SEI Investments Distribution Co. ("SIDCO") acts as the Trust's distributor pursuant to a Distribution Agreement. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investment Company, is the owner of all beneficial interests in SIMFS. SIDCO is a wholly owned subsidiary of SEI Investments Company.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND CUSTODIAN FEES--State Street Bank and Trust Company ("State Street") serves as the Trust's transfer agent and dividend disbursing agent. The fees payable to State Street for transfer agent and dividend disbursing services are based on the size, type and number of accounts and transactions made by shareholders.

     Huntington also receives a fee for its services as the custodian of the Funds' investments and other assets. For the period ended June 30, 2001, Huntington received fees of $518.

     OTHER AFFILIATE RELATIONSHIPS--For the period ended June 30, 2001, certain Officers of the Trust were Officers of SIMFS and SIDCO. Such Officers receive no compensation from the Trust.

  (4) INVESTMENT TRANSACTIONS

     Purchase and sales of investments, excluding short-term securities for the period ended June 30, 2001, were as follows (all numbers in thousands):

     INVESTMENT SECURITIES

                                                    PURCHASES    SALES
                                                    ---------   --------
         VA Income Equity                            $1,123       $164
         VA Growth                                      191        --

     At June 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income

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
 HUNTINGTON VA FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized loss at June 30, 2001 is as follows (all numbers in thousands):

                                  AGGREGATE    AGGREGATE        NET
                                  UNREALIZED   UNREALIZED   UNREALIZED
                                     GAIN         LOSS      GAIN (LOSS)
                                  ----------   ----------   -----------
         VA Income Equity            $486         $206         $280
         VA Growth                      3           13          (10)

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